Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Oct. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018
Accounting Policies [Abstract]
Income tax likelihood percentage, description		The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Net operating loss carry forwards		$ 4,114,916
Operating loss carry forwards expiration term		year 2038
Change in the valuation allowance		$ 0	$ 0
Payments to acquire patent	$ 25,000
Capitalized patent fees	$ 26,528
Intangible assets, accumulated amortization		38,740	43,146	$ 35,436
Amortization expense of intangible assets		$ 4,406	$ 4,406